Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	GLOBAL DIVERSIFIED MARKETING GROUP INC.
Entity Central Index Key	0001725911
Entity Tax Identification Number	82-3707673
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4042 Austin Boulevard
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Island Park
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11558
City Area Code	800
Local Phone Number	550-5996
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false